INCOME TAXES - Reconciliation of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Asset, Net Reconciliation
Balance at January 1	$ 5,086,000
Balance at December 31	0	$ 5,086,000
Deferred Tax Liability, Net Reconciliation
Balance at January 1	(3,210,000)
Balance at December 31	(5,295,000)	(3,210,000)
Foreign Tax Authority | Indonesia
Deferred Tax Asset, Net Reconciliation
Balance at January 1	5,086,000	10,393,000	$ 9,524,000
Recognition of deferred tax assets on previously unrecognized losses	0	0	4,945,000
Utilization of tax losses	(4,250,000)	(5,307,000)	(4,076,000)
Balance at December 31	0	5,086,000	10,393,000
Deferred Tax Liability, Net Reconciliation
Adjustment in respect of prior year	(836,000)	0	0
Foreign Tax Authority | Jordan
Deferred Tax Asset, Net Reconciliation
Balance at January 1	534,000
Balance at December 31	250,000	534,000
Deferred Tax Liability, Net Reconciliation
Balance at January 1	(3,210,000)	(1,146,000)
Adjustment in respect of prior year	0	150,000
Utilization of tax losses	(284,000)	(409,000)
Recognition of deferred liability on fixed asset temporary differences	(1,801,000)	(1,805,000)
Balance at December 31	$ (5,295,000)	$ (3,210,000)	$ (1,146,000)